SCHEDULE OF INVENTORY NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 3,665	$ 14,721
Raw materials	15,720	16,249
Work-in-process	7,517	9,503
Inventory, subtotal	26,902	40,473
Less: inventory impairment provision	(12,117)	(16,555)
Inventory, net	$ 14,785	$ 23,918